Schedule of investments
Delaware Small Cap Core Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.00%
Basic Materials — 6.72%
Balchem	156,631	$ 21,668,333
Boise Cascade	1,483,842	118,618,329
Coeur Mining †	862,826	3,710,152
Ferro †	659,555	14,332,130
Kaiser Aluminum	614,258	59,275,897
Minerals Technologies	1,252,453	87,659,185
Neenah	912,362	35,536,500
Quaker Chemical	216,613	40,205,539
Summit Materials Class A †	1,712,324	53,458,755
Worthington Industries	1,222,080	69,683,002
		504,147,822
Business Services — 4.48%
ABM Industries	1,192,115	53,442,516
ASGN †	810,141	89,755,521
BrightView Holdings †	2,423,541	32,742,039
Casella Waste Systems Class A †	643,878	48,548,401
US Ecology †	407,500	19,331,800
WillScot Mobile Mini Holdings †	2,599,551	92,362,047
		336,182,324
Capital Goods — 10.21%
Ameresco Class A †	816,506	52,460,510
Applied Industrial Technologies	679,645	68,712,109
Barnes Group	513,946	23,872,792
Columbus McKinnon	1,139,895	52,024,808
ESCO Technologies	297,187	20,675,300
Federal Signal	1,592,828	57,517,019
Kadant	300,203	59,245,062
KBR	1,432,302	71,099,471
MYR Group †	772,936	69,371,006
Regal Rexnord	299,700	48,056,895
Tetra Tech	554,010	87,960,168
WESCO International †	913,637	111,217,032
Zurn Water Solutions	1,353,387	44,012,145
		766,224,317
Communications Services — 0.22%
ATN International	492,847	16,426,590
		16,426,590
NQ-480 [2/22] 4/22 (2112933)    1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary — 5.20%
American Eagle Outfitters	3,618,520	$ 76,278,402
BJ's Wholesale Club Holdings †	1,597,543	100,437,528
Children's Place †	328,979	20,712,518
Hibbett	395,012	17,807,141
Malibu Boats Class A †	1,006,451	70,119,441
Sonic Automotive Class A	398,284	21,391,834
Steven Madden	1,951,650	83,257,389
		390,004,253
Consumer Services — 3.97%
Allegiant Travel †	319,690	55,654,832
Brinker International †	1,139,050	48,455,187
Chuy's Holdings †	722,350	23,548,610
Jack in the Box	588,583	50,777,055
Texas Roadhouse	876,233	83,163,274
Wendy's	1,608,940	36,587,296
		298,186,254
Consumer Staples — 2.70%
Helen of Troy †	224,790	46,232,559
J & J Snack Foods	429,077	70,248,487
Prestige Consumer Healthcare †	1,454,106	86,562,930
		203,043,976
Credit Cyclicals — 2.60%
Dana	2,495,749	46,470,846
KB Home	1,490,981	57,566,777
La-Z-Boy	844,816	24,651,731
Taylor Morrison Home †	2,248,150	66,320,425
		195,009,779
Energy — 4.62%
Chesapeake Energy	736,638	56,905,286
Earthstone Energy Class A †	1,114,437	14,487,681
Patterson-UTI Energy	5,291,987	76,363,372
PDC Energy	2,303,183	148,601,367
Southwestern Energy †	10,026,172	50,030,598
		346,388,304
Financials — 17.13%
American Equity Investment Life Holding	1,115,554	42,045,230
City Holding	472,382	37,634,674
Enterprise Financial Services	689,894	34,108,359
Essent Group	1,308,227	57,797,469
2    NQ-480 [2/22] 4/22 (2112933)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Bancorp	963,257	$ 43,230,974
First Financial Bancorp	1,893,182	46,534,414
First Foundation	1,237,405	33,001,591
First Interstate BancSystem Class A	1,919,564	77,934,298
Hamilton Lane Class A	539,380	42,125,578
Independent Bank	587,226	50,507,308
Independent Bank Group	707,952	54,618,497
Kemper	596,709	31,888,129
Lakeland Financial	54,144	4,342,890
NMI Holdings Class A †	2,055,989	47,575,586
Old National Bancorp	4,027,785	73,627,910
Pacific Premier Bancorp	1,369,087	52,997,358
RLI	294,500	29,891,750
Selective Insurance Group	755,147	62,820,679
SouthState	777,920	70,012,800
Stifel Financial	985,745	72,452,258
Umpqua Holdings	2,443,990	52,179,187
United Community Banks	1,895,360	73,274,618
Valley National Bancorp	4,052,930	56,619,432
WesBanco	1,345,584	49,167,639
WSFS Financial	1,745,268	88,711,972
		1,285,100,600
Healthcare — 16.12%
Agios Pharmaceuticals †	901,306	28,057,656
Amicus Therapeutics †	4,833,507	39,344,747
Apellis Pharmaceuticals †	1,065,124	45,299,724
Artivion †	1,833,454	35,844,026
AtriCure †	826,075	57,370,909
Biohaven Pharmaceutical Holding †	531,119	63,049,136
Blueprint Medicines †	860,565	52,107,211
CONMED	582,184	85,092,013
Halozyme Therapeutics †	1,749,009	62,037,349
Insmed †	1,893,965	45,265,764
Inspire Medical Systems †	238,063	58,101,656
Intercept Pharmaceuticals †	457,034	6,517,305
Ligand Pharmaceuticals †	467,284	47,298,486
Merit Medical Systems †	1,201,938	78,162,028
NeoGenomics †	1,079,003	23,101,454
NuVasive †	973,650	52,693,938
Omnicell †	449,860	58,157,901
Pacific Biosciences of California †	2,420,806	28,856,008
NQ-480 [2/22] 4/22 (2112933)    3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
PTC Therapeutics †	987,139	$ 34,668,322
Shockwave Medical †	416,010	73,729,452
Supernus Pharmaceuticals †	1,693,900	54,120,105
Tabula Rasa HealthCare †	1,104,515	6,295,736
TransMedics Group †	1,364,065	25,262,484
Travere Therapeutics †	2,910,690	79,345,409
Ultragenyx Pharmaceutical †	644,542	43,390,567
Vanda Pharmaceuticals †	2,305,273	26,187,901
		1,209,357,287
Information Technology — 12.91%
Azenta	510,824	44,707,317
Bandwidth Class A †	319,211	9,751,896
Blackline †	360,326	27,136,151
Box Class A †	1,149,609	29,441,487
Consensus Cloud Solutions †	416,856	23,202,205
ExlService Holdings †	829,103	100,147,351
Ichor Holdings †	500,376	17,628,246
II-VI †	929,415	64,557,166
MACOM Technology Solutions Holdings †	527,949	31,729,735
MaxLinear †	1,394,477	85,551,164
NETGEAR †	688,462	18,319,974
Q2 Holdings †	708,433	46,083,567
Rapid7 †	869,931	90,003,061
Semtech †	697,851	48,416,902
Silicon Laboratories †	328,995	50,569,821
Sprout Social Class A †	364,693	23,745,161
Upwork †	766,194	19,369,384
Varonis Systems †	1,302,771	56,800,816
WNS Holdings ADR †	869,133	71,816,460
Yelp †	1,225,818	41,542,972
Ziff Davis †	675,138	67,918,883
		968,439,719
Media — 0.88%
Cinemark Holdings †	168,206	2,950,333
IMAX †	1,215,590	25,138,401
Nexstar Media Group Class A	206,800	38,268,340
		66,357,074
Real Estate Investment Trusts — 6.11%
American Assets Trust	1,181,944	43,211,872
Armada Hoffler Properties	2,516,184	36,937,581
4    NQ-480 [2/22] 4/22 (2112933)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
DiamondRock Hospitality †	3,424,694	$ 32,705,828
EastGroup Properties	359,770	68,629,725
Kite Realty Group Trust	2,276,027	49,913,272
LXP Industrial Trust	3,214,102	49,690,017
National Storage Affiliates Trust	897,495	52,297,034
Pebblebrook Hotel Trust	1,706,382	38,410,659
Physicians Realty Trust	3,128,365	50,867,215
RPT Realty	2,761,975	35,767,576
		458,430,779
Transportation — 1.64%
Hub Group Class A †	950,398	80,213,591
Werner Enterprises	990,653	43,053,780
		123,267,371
Utilities — 2.49%
Black Hills	611,706	42,813,303
NorthWestern	774,626	46,849,380
South Jersey Industries	1,279,976	43,429,586
Spire	806,175	54,102,404
		187,194,673
Total Common Stock (cost $5,612,642,403)		7,353,761,122

Short-Term Investments — 1.90%
Money Market Mutual Funds — 1.90%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	35,701,695	35,701,695
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	35,701,694	35,701,694
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	35,701,694	35,701,694
NQ-480 [2/22] 4/22 (2112933)    5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	35,701,695	$ 35,701,695
Total Short-Term Investments (cost $142,806,778)		142,806,778
Total Value of Securities—99.90% (cost $5,755,449,181)		7,496,567,900

Receivables and Other Assets Net of Liabilities—0.10%		7,233,541
Net Assets Applicable to 257,061,911 Shares Outstanding—100.00%		$7,503,801,441
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
6    NQ-480 [2/22] 4/22 (2112933)